Inventories (Tables)	6 Months Ended
Jun. 30, 2024
Inventories [Abstract]
Schedule of Inventories	Inventories as of June 30, 2024 and December 31, 2023 consisted of the following:
	June 30, 2024	December 31, 2023
Raw materials	$7,426,338	$5,687,671
Work in process	1,300,647	916,997
Finished goods	970,021	546,208
Inventory valuation allowance	(92,243)	(94,417)
Total	$9,604,763	$7,056,459